EMPLOYEE FUTURE BENEFITS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Service cost for the period	CAD 4.8	CAD 1.0	CAD 1.1
Interest cost	12.4	13.5	14.0
Expected return on assets	(12.6)	(12.4)	(13.3)
Actuarial (gains) losses	(0.1)	(0.3)	0.0
Pension benefit plans, Defined benefit plan, net periodic benefit cost	4.5	1.8	1.8
Defined Contribution Plan [Member]
Service cost for the period	9.8	2.4	2.5
Multi-employer industry-wide pension plan service cost for the period	8.0	8.5	8.5
Net periodic benefit cost for pension benefit plans	22.3	12.7	12.8
Other Benefit Plans [Member]
Service cost for the period	2.4	1.8	2.0
Interest cost	6.8	6.7	5.9
Actuarial (gains) losses	0.3	0.0	0.0
Prior service costs		0.0	0.0
Net periodic benefit cost for other benefit plans	CAD 9.5	CAD 8.5	CAD 7.9